Advances for Vessels under Construction and Acquisitions and Other Vessel Costs (Tables)	12 Months Ended
Dec. 31, 2016
Advances For Property Plant And Equipment [Abstract]
Schedule of Advances For Property Plant And Equipment [Table Text Block]
	2016	2015
Beginning balance	$44,514	$29,500
- Advances for vessels under construction and other vessel costs	11,484	25,080
- Advances for vessel acquisitions and other vessel costs	-	40,105
- Reduction due to cancelation of shipbuilding contract	(9,135)	-
- Transferred to vessel cost (Note 6)	-	(50,171)
Ending balance	$46,863	$44,514